ORGANIZATION AND BUSINESS DESCRIPTION (Details)	6 Months Ended
Jun. 30, 2022
Subsidiary One [Member]
Name of Entity	Yi Xin BVI
Date of incorporation	Oct. 19, 2010
Place of incorporation	BVI
% of Ownership	100.00%
Principal Activities	Investment holding
Subsidiary Three [Member]
Name of Entity	Boya Hong Kong
Date of incorporation	May 11, 2011
Place of incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Education services provider
Subsidiary Five Member
Name of Entity	China Liberal Beijing
Date of incorporation	Aug. 08, 2011
Place of incorporation	Beijing, PRC
% of Ownership	100.00%
Principal Activities	Investment holding
Subsidiary Two [Member]
Name of Entity	China Liberal Fujian
Date of incorporation	Apr. 19, 2021
Place of incorporation	Fuzhou, PRC
% of Ownership	100.00%
Principal Activities	Education services provider
Subsidiary Four Member
Name of Entity	China Liberal
Date of incorporation	Feb. 25, 2019
Principal Activities	Investment holding
Place of incorporation	Cayman Islands
Description of Ownership	Parent